Material Accounting Policy Information - Reclassification of Comparative Amounts (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Previously Stated
Cobre Panama arbitration expense	$ 3.9	$ 4.6